Net operating costs (excluding items shown separately) - Summary of net operating costs (excluding items shown separately) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Raw materials, consumables, repairs and maintenance	$ 8,490	$ 9,485	$ 10,613
Amortisation of intangible assets	161	133	133
Depreciation of property, plant and equipment	4,118	4,251	3,882
Employment costs	4,770	4,522	4,728
Shipping and other freight costs	2,088	2,257	2,580
(Increase)/decrease in finished goods and work in progress	(47)	42	(186)
Royalties	2,763	2,501	2,117
Amounts charged by equity accounted units	958	1,136	1,200
Net foreign exchange losses/(gains)	300	(52)	(56)
Other external costs	3,083	3,627	3,184
Gains on sale of property, plant and equipment	50	31	(506)
Provisions (including exchange differences on provisions)	894	753	1,011
Research and development	45	45	45
Costs included above capitalised or shown separately as exploration and evaluation costs	(708)	(651)	(589)
Other operating income	(711)	(773)	(1,041)
Net operating costs (excluding items shown separately)	$ 26,254	$ 27,307	$ 27,115